Marketable securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable securities [Abstract]
Opening balance	$ 35.2	$ 20.7
Purchase of marketable securities	5.9	13.9
Sale of marketable securities	(31.3)	0.0
Unrealized gain on marketable securities	5.6	0.6
Realized loss on marketable securities	(15.4)	0.0	$ 0.0
Ending balance	0.0	35.2	$ 20.7
Debt securities purchased	$ 5.9	9.7
Shares purchased		4.2
Accumulated unrealized loss		$ (5.6)